SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	¥ 265	¥ 247
Hotel operating costs
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	16	16
Selling and marketing expenses
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	6	4
General and administrative expenses
SHARE-BASED COMPENSATION
Recognized share-based compensation expenses	¥ 243	¥ 227